Note 7 - Long-term Bank Loans - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Dec. 31, 2019 USD ($)
2020	$ 6,924,000
2021	13,374,000
2022	5,674,000
2023	20,619,000
2024	940,000
Thereafter	9,360,000
Total	$ 56,891,000